Pensions - Weighted Average Assumptions used to Determine Net Periodic Pension Cost (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Expected return on plan assets	4.00%	4.10%	5.40%
Discount rate	2.30%	2.60%	4.00%
Compensation increases	3.50%	3.50%	4.00%